SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE [Abstract]
Service Fees, Charges And Other Operating Income And Other Operating Expense
	For the year ended December 31,
	2012	2011
	(in thousands)
Service fees, charges and other operating income
Loan servicing fees, net	$139	$25
Late charge income	117	110
Deposit service charges	581	666
Debit card income	539	512
Other income	395	385
	$1,771	$1,698

Other operating expense
Insurance and surety bond	$178	$192
Office supplies	184	164
Loan expense	228	310
Debit card and ATM expense	272	245
Postage	246	231
Telephone	288	261
Supervisory examination fees	73	169
Other expenses	578	625
	$2,047	$2,197